SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Property, Plant and Equipment	The estimated useful lives are as follows:

Years
Buildings	10-39
Furniture and equipment	3-7
Premises and equipment is summarized as follows:

	December 31,
	2021	2020
Land and land improvements	$8,169	$8,169
Building	22,604	21,109
Furniture and equipment	4,785	7,260
	35,558	36,538
Accumulated depreciation	(8,514)	(12,112)
Total premises and equipment	$27,044	$24,426